Earnings Per Share (EPS) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-vested share awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive non-vested share awards and warrants	505,500	614,170	532,333
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive non-vested share awards and warrants	7,480,833	1,333,333	1,333,333